Income Taxes (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 30, 2024	Dec. 31, 2017	Dec. 22, 2017	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 22, 2017
Effective Income Tax Rate Reconciliation [Line Items]
Accrued income taxes, current								$ 1,852,399	$ 1,150,105
Taxes payable non current									643,112
Capital loss								734,976	734,766
Income tax expense (benefit)				$ 997	$ (4,876)	$ 63,257	$ (4,876)	$ (2,614)	(731,092)
Effective income tax rate		21.00%	35.00%					21.00%		35.00%
Settlement payment	$ 750,000
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards								$ 15,100,000	13,600,000
Capital loss								3,500,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards								20,600,000	$ 19,500,000
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards								3,200,000
Income tax expense (benefit)								$ 720,000
Foreign Tax Jurisdiction [Member] | MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate						24.00%		24.00%
Foreign Unremitted [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Accrued income taxes, current								$ 1,850,000